UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the quarterly reporting period July 1, 2013 - September 30, 2013

Date of Report (Date of earliest event reported)  November 13, 2013

CHASE MORTGAGE FINANCE CORPORATION1
(Exact name of securitizer as specified in its charter)

Commission File Number of securitizer:  025-00702
Central Index Key Number of securitizer:  0000830379

Eric A. Senzon
(813) 881-8307

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [  ]

1 Chase Mortgage Funding Corporation, as securitizer, is filing this Form ABS 15-G in respect of all mortgage-backed securities representing interests in pools of residential mortgage loans for which it acted as depositor and which are outstanding during the reporting period.  This filing also covers the activities of JPMorgan Chase Bank, National Association (successor by merger to Chase Home Finance LLC, successor by merger to Chase Manhattan Mortgage Corporation), an affiliated securitizer, during the applicable reporting period in its capacity as a sponsor and seller of the mortgage loans related to Chase Mortgage Finance Corporation’s  securitization transactions.

  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Dated: November 13, 2013

CHASE MORTGAGE FINANCE CORPORATION (Securitizer)

By: /s/ William Betz
Name: William Betz Title: Senior Vice President

INFORMATION TO BE INCLUDED IN THE REPORT

Item 1.02.    Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

The disclosures required by Rule 15Ga-1 (17 CFR 240.15Ga-1) are attached as an Exhibit to this Form ABS-15G. Please see Item 2, Exhibit 99.1 for the related information.

Item 2.                   Exhibits

99.1	Disclosures required by Rule 15Ga-1.